RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 23	$ 13
Post-employment benefits	2	11
Stock-based compensation	26	23
Total compensation	$ 51	$ 47